Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Sales, net	$ 669,893,000	$ 661,913,000	$ 879,387,000
Cost of sales	224,169,000	198,405,000	207,860,000
Impairment	0	0	276,000
Gross profit	445,724,000	463,508,000	671,251,000
Operating expenses:
Research and development	63,238,000	70,418,000	70,644,000
Selling, marketing, general and administrative	89,971,000	88,196,000	85,656,000
Settlements and loss contingencies	(3,678,000)	1,884,000
Total operating expenses	149,531,000	160,498,000	156,300,000
Operating income	296,193,000	303,010,000	514,951,000
Financial (income) expense, net	(58,851,000)	12,531,000	(34,636,000)
Other gain, net	1,810,000	1,889,000	11,211,000
Income before income taxes	356,854,000	292,368,000	560,798,000
Tax expense	74,732,000	81,954,000	103,780,000
Income from continuing operations	282,122,000	210,414,000	457,018,000
Net loss from discontinued operations attributable to Taro		(335,000)	(352,000)
Net income	282,122,000	210,079,000	456,666,000
Net income (loss) attributable to non-controlling interest	345,000	(1,071,000)	310,000
Net income attributable to Taro	281,777,000	211,150,000	456,356,000
Net income from continuing operations attributable to Taro	281,777,000	211,485,000	456,708,000
Net loss from discontinued operations attributable to Taro		(335,000)	(352,000)
Net income attributable to Taro	$ 281,777,000	$ 211,150,000	$ 456,356,000
Net income per ordinary share from continuing operations attributable to Taro:
Basic and Diluted	$ 7.23	$ 5.27	$ 11.06
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic and Diluted		(0.01)	(0.01)
Net income per ordinary share attributable to Taro:
Basic and Diluted	$ 7.23	$ 5.26	$ 11.05
Weighted-average number of ordinary shares used to compute net income per share:
Basic and Diluted	38,990,058	40,155,087	41,300,797